UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07666

The BlackRock Florida Investment Quality Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Florida Investment Quality Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—128.7%
			Florida—113.7%
AAA	$ 170		Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$200,583
AAA	1,000		Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC	07/06 @ 102	1,076,380
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.875%, 6/01/38	06/13 @ 102	927,600
AAA	1,000		Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA	02/06 @ 101	1,032,390
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05 @ 102	1,048,120
AAA	1,000	[3]	Dade Cnty. GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	635,170
AAA	1,000	[3]	First Florida Govtl. Fin. Comm., 5.75%, 7/01/06, AMBAC	N/A	1,082,630
AA+	1,000	[3]	Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05	N/A	1,046,270
AAA	500		Florida Dept. of Corrections, COP, Okeechobee Correctional Fac., 6.25%, 3/01/15, AMBAC	03/05 @ 102	522,945
AAA	1,000	[3]	Florida Dept. of Trans., GO, 5.80%, 7/01/05	N/A	1,049,250
AAA	1,000	[3]	Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Env. Presvtn., Ser. A,
			5.75%, 7/01/05, AMBAC	N/A	1,048,800
AAA	225		Florida Hsg. Fin. Agcy., Sngl. Fam. Mtg. Rev., Ser. A, 6.25%, 7/01/11	08/04 @ 102	230,445
AAA	1,000		Jacksonville Cap. Impvt., Gator Bowl Proj., 5.50%, 10/01/14, AMBAC	10/04 @ 101	1,015,730
AAA	1,000	[3]	Lee Cnty., Transp. Fac., 5.75%, 10/01/05, MBIA	N/A	1,069,220
BB	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	507,200
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,049,250
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East, Ser. C, 5.125%, 11/15/24	11/13 @ 100	725,565
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	1,014,660
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	665,755
NR	1,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,041,200
AAA	1,000	[3,4]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,089,270
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06 @ 102	1,052,990

					19,131,423

			Puerto Rico—15.0%
A-	1,000		Puerto Rico Elec. Pwr. Auth., Ser. U, 6.00%, 7/01/14	08/04 @ 102	1,034,090
A-	380	[3]	Puerto Rico Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%, 7/01/05	N/A	394,114
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A	840,352
BBB+	255		5.50%, 8/01/29	02/12 @ 100	262,245

					2,530,801

			Total Long-Term Investments (cost $20,436,611)		21,662,224

	Shares
	(000)

			MONEY MARKET FUNDS—9.5%
	800		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	800,000
	800		SSgA Tax Free Money Mkt. Fund	N/A	800,000

			Total Money Market Funds (cost $1,600,000)		1,600,000

			Total Investments—138.2% (cost $22,036,611)		23,262,224
			Other assets in excess of liabilities—12.3%		2,068,085
			Preferred shares at redemption value, including dividends payable—(50.5)%		(8,500,512)

			Net Assets Applicable to Common Shareholders—100%		$16,829,797

___________________
[1]Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]Entire or partial amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Florida Investment Quality Municipal Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004